7. Income Taxes (Details - Tax expense) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Current tax
Total current tax expense, net		$ 591,736	$ 158,639	$ 42,367
Deferred tax
In respect of the current year		(273,071)	15,867	(130,306)
Total income tax expense/(benefit) recognized in the current year relating to continuing operations		318,665	174,506	(87,939)
Current Year Tax [Member]
Current tax
Total current tax expense, net		611,501	166,252	34,261
Deferred tax
In respect of the current year		(273,071)	15,867	(130,306)
Prior Year Tax [Member]
Current tax
Total current tax expense, net		(20,985)	(14,227)	6,663
Others Fiscal Unit [Member]
Current tax
Total current tax expense, net	[2]	$ 1,220	$ 6,614	$ 1,443

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)
[2]	During 2016, the Italian fiscal authority issued a new tax rule beginning in the fiscal year ended December 31, 2015 and continuing through 2018 allowing utilization of fiscal unit structure in tax reporting to offset and utilize operating losses amongst subsidiaries with common ownership, resulting in tax benefits to the Group.